Business Combination (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Net Assets Acquired and Estimated Fair Value Adjustments

A summary of the net assets acquired and the estimated fair value adjustments resulting in the net gain follows:

October 14, 2011
(in thousands)
Transaction cost basis liabilities in excess of assets	$(3,692)
Receivable from the FDIC	50,502

Net assets acquired before fair value adjustments	46,810
Fair value adjustments:
Loans	(40,506)
Other real estate owned	(1,531)
Core deposit intangible	1,160

Pre-tax bargain purchase gain	5,933
Deferred income tax liability	(2,373)

Net after-tax bargain purchase gain	$3,560

Statement of Assets Acquired and Liabilities Assumed at Estimated Fair Value

STATEMENT OF ASSETS ACQUIRED AND LIABILITIES ASSUMED AT

ESTIMATED FAIR VALUE

October 14, 2011
(in thousands)
Assets
Cash and cash equivalents	$26,947
Receivable from Federal Deposit Insurance Corporation	50,502
Securities available for sale:
Mortgage-backed securities	15,454
Government sponsored enterprise bonds	5,741

Total securities	21,195
Total loans	91,917
Core deposit intangible	1,160
Other real estate owned	1,166
Federal Home Loan Bank of New York stock	265
Other assets	1,495

Total assets acquired	$194,647

Liabilities
Deposits	$188,234
Other liabilities	480
Deferred tax liabilities	2,373

Total liabilities assumed	$191,087

Net assets acquired	$3,560

The Accretable Yield

The following details the accretable yield for the year ended December 31, 2011 (in thousands):

For the Year Ended December 31, 2011
Balance at the beginning of year	$—
Accretable yield at purchase date	43,937
Accretion into interest income	(1,444)
Net reclassification from / (to) non-accretable difference	—

Balance at end of year	$42,493